Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000145852
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blue Current Global Dividend Fund - Institutional Class
C000164234
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Marshfield Concentrated Opportunity Fund
C000179800
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Meehan Focus Fund
Without Sales Load [Member] | C000145852
Average Annual Return [Line Items]
Average Annual Return, Percent	21.92%	12.79%	11.72%
Without Sales Load [Member] | C000164234
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%	11.56%	15.49%
Without Sales Load [Member] | C000179800
Average Annual Return [Line Items]
Average Annual Return, Percent	21.47%	14.66%	17.02%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	20.37%	11.21%	13.01%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.38%	12.79%	15.37%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.38%	12.79%	15.37%
MSCI World High Dividend Yield Index Net TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World High Dividend Yield Index
Average Annual Return, Percent	19.89%	9.41%	9.10%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	18.14%	11.65%	12.01%